Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 21,094	₨ 20,852
Goodwill arising on business combinations	[1]	0	260
Effect of translation adjustments		99	(18)
Impairment loss	[2],[3]	(16,948)	(16,676)
Closing balance		₨ 4,245	₨ 4,418	$ 52

[1]	Refer to Note 6 (“Business Combinations”) of these consolidated financial statements for further details.
[2]	During the year ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to the Shreveport CGU. Refer to Note 12 (“Property plant and equipment”) of these consolidated financial statements for further details. Such goodwill was included as part of “Global Generics-North America Operations”.
[3]	During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.